EARNINGS PER SHARE - 10Q - Schedule of Potentially Dilutive Shares Excluded from Calculation of Earnings Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially diluted shares of common stock (in shares)	42,664,198	40,839,629	42,664,198	8,143,191	9,477,771	45,335,900	7,292,229
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially diluted shares of common stock (in shares)	22,172,587	21,288,007	22,172,587	5,358,707	5,578,703	21,168,964	1,815,430
Warrants to purchase shares of common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially diluted shares of common stock (in shares)	18,581,679	14,695,691	18,581,679	1,092,625	966,845	15,309,559	105,329
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially diluted shares of common stock (in shares)	0	781,859	0	781,859	781,859	746,859	738,703
Debt convertible into shares of common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially diluted shares of common stock (in shares)	321,477	516,149	321,477	0	526,055	3,598,142	3,591,640
Unvested restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially diluted shares of common stock (in shares)	1,588,455	3,557,923	1,588,455	910,000	1,624,309	4,512,376	1,041,127